UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08777

CREDIT SUISSE HIGH YIELD BOND FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2007 to January 31, 2008

Item 1:                   Schedule of Investments

Credit Suisse High Yield Bond Fund

Schedule of Investments

January 31, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS (131.3%)
Aerospace & Defense (2.1%)
$425	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)§	(B, B3)	02/01/18	7.625	$421,813
200	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $103.44)§	(B, B3)	11/01/13	6.875	197,000
625	Hawker Beechcraft Acquisition Co., LLC, Global Senior Unsecured Notes (Callable 04/01/11 @ $104.44)§	(B-, B3)	04/01/15	8.875	614,062
325	Hawker Beechcraft Acquisition Co., Series WI, Global Senior Unsecured Notes (Callable 04/01/11 @ $104.25)§	(B-, B3)	04/01/15	8.500	323,375
1,275	Hawker Beechcraft Acquisition Co., Series WI, Global Senior Subordinated Notes (Callable 04/01/12 @ $104.88)§	(B-, Caa1)	04/01/17	9.750	1,217,625
825	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+, Ba3)	01/15/15	5.875	806,437
625	TransDigm, Inc., Global Company Guaranteed Notes (Callable 07/15/09 @ $105.81)	(B-, B3)	07/15/14	7.750	631,250
					4,211,562
Agriculture (0.7%)
1,325	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/08 @ $104.00)‡	(B, Caa1)	11/01/10	11.000	1,374,688
Auto Loans (6.7%)
1,175	Ford Motor Credit Co. LLC, Global Notes	(B, B1)	06/15/10	7.875	1,106,696
2,125	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(B, B1)	12/15/16	8.000	1,786,823
2,900	Ford Motor Credit Co., Global Notes	(B, B1)	10/01/13	7.000	2,433,822
1,375	Ford Motor Credit Co., Notes	(B, B1)	06/16/08	6.625	1,372,568
325	Ford Motor Credit Co., Senior Notes	(B, B1)	08/10/11	9.875	312,054
2,625	General Motors Acceptance Corp., Global Notes§	(BB+, Ba3)	05/15/09	5.625	2,541,761
2,475	General Motors Acceptance Corp., Global Notes§	(BB+, Ba3)	12/01/14	6.750	2,042,246
1,475	GMAC LLC, Senior Unsubordinated Notes	(BB+, Ba3)	12/15/11	6.000	1,244,782
725	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75)§	(B+, B3)	12/15/14	9.500	699,625
					13,540,377
Auto Parts & Equipment (3.1%)
450	Altra Industrial Motion, Inc., Global Secured Notes (Callable 02/01/08 @ $104.50)	(B, B2)	12/01/11	9.000	441,000
1,025	Altra Industrial Motion, Inc., Global Secured Notes (Callable 12/01/08 @ $104.50)#	(B, B2)	12/01/11	9.000	1,004,500
775	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(BB, Ba3)	03/01/17	7.875	699,437
1,200	American Tire Distributors Holdings, Inc., Global Senior Notes (Callable 04/01/09 @ $105.38)§	(CCC+, Caa1)	04/01/13	10.750	1,152,000
1,298	Goodyear Tire & Rubber Co., Global Senior Notes (Callable 07/01/10 @ $104.50)§	(B, Ba3)	07/01/15	9.000	1,362,900
61	Goodyear Tire & Rubber Co., Global Senior Notes (Callable 12/01/09 @ $104.31)	(B, Ba3)	12/01/11	8.625	63,059
500	Keystone Automotive Operations, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $104.88)	(CCC, Caa2)	11/01/13	9.750	337,500
725	Lear Corp., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.25)	(B-, B3)	12/01/13	8.500	670,625
575	Visteon Corp., Global Senior Notes	(CCC+, Caa2)	08/01/10	8.250	472,938
					6,203,959
Automotive (3.4%)
1,970	Ford Motor Co., Global Notes	(CCC+, Caa1)	07/16/31	7.450	1,462,725
2,790	General Motors Corp., Global Debentures§	(B-, Caa1)	07/15/33	8.375	2,280,825
3,500	General Motors Corp., Global Senior Notes§	(B-, Caa1)	07/15/13	7.125	2,992,500
					6,736,050
Beverages (0.6%)
400	Constellation Brands, Inc., Company Guaranteed Notes§	(BB-, Ba3)	12/15/14	8.375	414,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Beverages
$850	Constellation Brands, Inc., Company Guaranteed Notes	(BB-, Ba3)	09/01/16	7.250	$816,000
					1,230,000
Brokerage (0.3%)
775	E*TRADE Financial Corp., Global Senior Notes (Callable 06/15/08 @ $104.00)	(B, Ba3)	06/15/11	8.000	670,375
Building & Construction (1.2%)
1,425	Ashton Woods USA/Finance, Global Company Guaranteed Notes (Callable 10/01/10 @ $104.75)	(B-, Caa2)	10/01/15	9.500	698,250
625	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(B+, B2)	01/15/16	6.250	432,813
900	Standard Pacific Corp., Global Senior Notes§	(BB-, B1)	08/15/15	7.000	625,500
300	WCI Communities, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.31)§	(B-, Caa3)	03/15/15	6.625	157,500
1,000	William Lyon Homes, Inc., Company Guaranteed Notes (Callable 04/01/08 @ $105.38)	(B-, Caa2)	04/01/13	10.750	570,000
					2,484,063
Building Materials (5.0%)
1,000	Associated Materials, Inc., Global Senior Discount Notes (Callable 03/01/09 @ $105.63)+	(CCC, Caa2)	03/01/14	0.000	655,000
1,375	Building Materials Corp., Global Company Guaranteed Notes (Callable 08/01/09 @ $103.88)	(BB-, B2)	08/01/14	7.750	1,024,375
1,550	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94)	(B, B2)	10/01/12	9.875	1,404,687
750	CPG International I, Inc., Global Senior Notes (Callable 07/01/09 @ $105.25)	(B-, B3)	07/01/13	10.500	671,250
500	Dayton Superior Corp., Company Guaranteed Notes (Callable 06/15/08 @ $100.00)§	(CCC+, Caa1)	06/15/09	13.000	421,250
750	Dayton Superior Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $100.00)	(B, B1)	09/15/08	10.750	755,625
625	General Cable Corp., Global Company Guaranteed Notes (Callable 04/01/09 @ $102.00)#	(B+, B1)	04/01/15	7.104	559,375
1,125	Goodman Global Holding Company, Inc., Global Senior Subordinated Notes (Callable 12/15/08 @ $103.94)	(B-, B3)	12/15/12	7.875	1,216,800
125	Interface, Inc., Global Senior Subordinated Notes (Callable 02/01/09 @ $104.75)	(B-, B3)	02/01/14	9.500	128,438
325	Norcraft Companies, Global Senior Subordinated Notes (Callable 11/01/08 @ $102.25)	(B-, B1)	11/01/11	9.000	325,000
750	Norcraft Holdings, Global Senior Discount Notes (Callable 09/01/08 @ $104.88)+	(B-, B3)	09/01/12	0.000	656,250
825	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)§	(CCC+, B3)	09/01/14	8.500	647,625
1,000	NTK Holdings, Inc., Global Senior Discount Notes (Callable 09/01/09 @ $105.38)§+	(CCC+, Caa1)	03/01/14	0.000	565,000
1,425	Ply Gem Industries, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)§	(CCC+, Caa1)	02/15/12	9.000	1,068,750
					10,099,425
Chemicals (4.2%)
1,475	Chemtura Corp., Company Guaranteed Notes	(BB+, Ba2)	06/01/16	6.875	1,349,625
1,200	KI Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B3)	11/15/14	0.000	1,020,000
1,125	Momentive Performance Materials, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)	(B-, B3)	12/01/14	10.000	1,023,750
1,050	Momentive Performance Materials, Global Company Guaranteed Notes (Callable 12/01/11 @ $105.75)§	(CCC+, Caa2)	12/01/16	11.500	825,562
1,275	Nalco Finance Holdings, Inc., Global Senior Notes (Callable 02/01/09 @ $104.50)+	(B-, B3)	02/01/14	0.000	1,153,875
925	PolyOne Corp., Senior Notes	(B+, B1)	05/01/12	8.875	929,625
950	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)‡	(BB-, B2)	08/15/14	9.000	940,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Chemicals
$1,150	Terra Capital, Inc., Series B, Global Company Guaranteed Notes (Callable 02/01/12 @ $103.50)	(BB-, B1)	02/01/17	7.000	$1,135,625
					8,378,562
Computer Hardware (0.3%)
825	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	700,219
Consumer Products (2.4%)
1,850	AAC Group Holding Corp., Global Senior Discount Notes (Callable 10/01/08 @ $105.13)§+	(CCC+, Caa1)	10/01/12	0.000	1,544,750
1,650	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	1,476,750
925	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)	(B-, B3)	05/01/17	7.500	795,500
940	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/08 @ $104.63)	(B-, B3)	04/15/12	9.250	937,650
					4,754,650
Consumer/Commercial/Lease Financing (0.4%)
1,225	Residential Capital LLC, Company Guaranteed Notes#	(BB+, Ba3)	02/22/11	7.500	771,750
Diversified Capital Goods (3.1%)
925	Esco Corp., Rule 144A, Senior Notes (Callable 12/15/08 @ $102.00)‡#	(B, B2)	12/15/13	8.866	837,125
100	Esco Corp., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	96,000
700	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)§	(CCC+, B3)	08/01/14	9.500	635,250
750	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $105.88)§	(CCC+, Caa1)	08/01/16	11.750	641,250
950	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B-, B3)	12/15/13	8.625	907,250
1,200	Stanadyne Corp., Series 1 Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(CCC+, B3)	08/15/14	10.000	1,086,000
1,025	Titan International, Inc., Global Company Guaranteed Notes§	(B, Caa1)	01/15/12	8.000	966,062
1,138	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $103.29)	(B-, B3)	06/15/12	9.875	1,041,270
					6,210,207
Electric - Generation (5.5%)
2,050	AES Corp., Global Senior Unsecured Notes	(B, B1)	10/15/17	8.000	2,101,250
175	AES Corp., Senior Notes	(B, B1)	03/01/14	7.750	179,375
1,475	Calpine Generating Company LLC, Global Secured Notes (Callable 04/01/08 @ $103.50)#ø	(D, NR)	04/01/10	11.070	62,688
1,225	Dynegy Holdings, Inc., Global Senior Unsecured Notes§	(B-, B2)	06/01/19	7.750	1,120,875
1,025	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B-, B2)	06/01/15	7.500	960,937
1,825	Dynegy Holdings, Inc., Global Senior Unsecured Notes§	(B-, B2)	05/01/16	8.375	1,783,937
1,300	Edison Mission Energy, Global Senior Unsecured Notes§	(BB-, B1)	05/15/17	7.000	1,270,750
300	Edison Mission Energy, Global Senior Unsecured Notes	(BB-, B1)	05/15/19	7.200	294,000
438	Midwest Generation LLC, Series B, Global Pass Thru Certificates	(BB+, Baa3)	01/02/16	8.560	471,688
350	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(B, B1)	01/15/17	7.375	339,938
675	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)§	(B, B1)	02/01/16	7.375	653,906
900	Reliant Energy, Inc., Senior Notes	(B-, B3)	06/15/14	7.625	882,000
925	Reliant Energy, Inc., Senior Notes	(B-, B3)	06/15/17	7.875	906,500
					11,027,844
Electric - Integrated (2.7%)
625	Energy Future Holdings	(CCC+, B3)	11/01/17	10.875	621,875
225	Mirant Americas Generation, LLC., Senior Unsecured Notes	(B-, B3)	05/01/11	8.300	228,375
800	Mirant Americas Generation, LLC., Senior Unsecured Notes	(B-, B3)	10/01/21	8.500	710,000
525	Texas Competitive Electric Holdings Co. LLC, Series B, Rule 144A, Company Guaranteed Notes (Callable 11/01/11 @ $105.13)‡	(CCC, B3)	11/01/15	10.250	518,437

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Electric - Integrated
$3,300	Texas Competitive Electric Holdings Co., LLC, Series A, Rule 144A, Company Guaranteed Notes (Callable 11/01/11 @ $105.13)‡	(CCC, B3)	11/01/15	10.250	$3,258,750
					5,337,437
Electronics (3.7%)
1,575	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/08 @ $103.88)	(B, B1)	05/15/13	7.750	1,415,531
195	Ampex Corp., Secured Notes^	(NR, NR)	08/15/08	12.000	189,101
225	Freescale Semiconductor, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.44)§	(B-, B2)	12/15/14	8.875	183,938
2,775	Freescale Semiconductor, Inc., Senior Subordinated Notes§	(B-, B3)	12/15/16	10.125	1,991,062
1,000	Sanmina-SCI Corp., Global Company Guaranteed Notes (Callable 03/01/09 @ $103.37)	(B-, B3)	03/01/13	6.750	870,000
775	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)	(B-, B3)	03/01/16	8.125	680,063
1,225	Spansion, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $105.62)‡§	(B, Caa1)	01/15/16	11.250	863,625
1,200	Viasystems, Inc., Global Senior Unsecured Notes (Callable 03/27/08 @ $105.25)	(B-, Caa1)	01/15/11	10.500	1,170,000
					7,363,320
Energy - Exploration & Production (4.7%)
1,225	Chaparral Energy, Inc., Rule 144A, Senior Notes (Callable 02/01/12 @ $104.44)‡	(CCC+, Caa1)	02/01/17	8.875	1,029,000
1,983	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)	(BB, Ba3)	01/15/16	6.875	1,973,085
1,050	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	1,015,875
175	Forest Oil Corp., Global Company Guaranteed Notes (Callable 05/01/08 @ $102.58)§	(B+, B1)	05/01/14	7.750	178,500
325	Forest Oil Corp., Rule 144A, Senior Notes (Callable 06/15/12 @ $103.63)‡§	(B+, B1)	06/15/19	7.250	326,625
975	Hilcorp Energy I, Rule 144A, Senior Notes (Callable 06/01/11 @ $104.50)‡§	(B, B3)	06/01/16	9.000	979,875
1,275	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 07/15/10 @ $104.56)	(B, B3)	07/15/13	9.125	1,322,812
1,575	Plains Exploration & Production, Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB-, B1)	06/15/15	7.750	1,584,844
1,100	Southwestern Energy Co., Rule 144A, Senior Notes‡	(BB+, Ba2)	02/01/18	7.500	1,135,750
					9,546,366
Environmental (1.6%)
1,475	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69)§	(B+, B2)	04/15/14	7.375	1,434,438
1,800	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(CCC+, Caa1)	04/15/14	9.500	1,683,000
					3,117,438
Food & Drug Retailers (1.8%)
1,925	Duane Reade, Inc., Global Senior Subordinated Notes (Callable 08/01/08 @ $104.88)§	(CC, Caa3)	08/01/11	9.750	1,684,375
250	Ingles Markets, Inc., Global Senior Subordinated Notes (Callable 3/27/08 @ $102.90)	(B, B3)	12/01/11	8.875	254,375
400	Rite Aid Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $104.69)	(CCC+, Caa1)	12/15/15	9.375	305,000
75	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 04/15/11 @ $103.88)	(B+, B2)	04/15/15	7.750	70,875
1,225	Stater Brothers Holdings, Inc., Global Senior Notes (Callable 06/15/08 @ $104.06)	(B+, B2)	06/15/12	8.125	1,200,500
					3,515,125
Food - Wholesale (1.6%)
825	Dole Food Co., Debentures§#	(B-, Caa1)	07/15/13	8.750	701,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Food - Wholesale
$175	Dole Food Co., Inc., Global Co. Guaranteed Notes (Callable 03/15/08 @ $102.22)	(B-, Caa1)	03/15/11	8.875	$156,625
950	National Beef Packing Co. LLC, Global Senior Unsecured Notes (Callable 08/01/08 @ $102.63)	(B-, Caa1)	08/01/11	10.500	878,750
1,575	Smithfield Foods, Inc., Senior Unsecured Notes	(BB, Ba3)	07/01/17	7.750	1,496,250
					3,232,875
Forestry & Paper (5.1%)
800	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)§	(B+, B2)	10/15/14	7.125	766,000
1,900	Cellu Tissue Holdings, Inc., Global Secured Notes (Callable 03/15/08 @ $103.67)	(B, B2)	03/15/10	9.750	1,786,000
250	Georgia-Pacific Corp., Debentures	(B, B2)	06/15/15	7.700	242,500
750	Georgia-Pacific Corp., Global Senior Notes	(B, B2)	01/15/24	8.000	690,000
300	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(B, Ba3)	01/15/17	7.125	287,250
800	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/08 @ $104.75)	(B-, B3)	08/15/13	9.500	758,000
625	Newark Group, Inc., Global Senior Subordinated Notes (Callable 03/15/09 @ $104.88)	(B-, B3)	03/15/14	9.750	603,125
500	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)	(B-, B2)	05/01/12	10.000	500,000
1,025	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)§	(CCC+, B3)	05/01/13	12.000	1,019,875
2,475	Smurfit-Stone Container, Global Senior Notes (Callable 07/01/08 @ $102.79)	(B-, B3)	07/01/12	8.375	2,406,937
1,125	Verso Paper Holdings LLC/ Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)	(CCC+, B3)	08/01/16	11.375	1,080,000
75	Verso Paper Holdings LLC/ Inc., Series B, Global Secured Notes (Callable 08/01/10 @ $104.56)	(B+, B2)	08/01/14	9.125	73,125
					10,212,812
Gaming (6.7%)
1,125	Buffalo Thunder Development Authority, Rule 144A, Secured Notes (Callable 12/15/10 @ $104.69)‡	(B, B2)	12/15/14	9.375	945,000
200	Caesars Entertainment, Inc., Global Senior Subordinated Notes	(B-, Caa1)	03/15/10	7.875	189,250
1,225	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(CCC+, B3)	08/01/13	8.000	1,102,500
290	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(BB, Ba2)	11/15/19	7.250	275,500
625	Fontainebleau Las Vegas, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)‡	(CCC+, Caa1)	06/15/15	10.250	471,875
900	Herbst Gaming, Inc., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.06)	(CCC+, Caa1)	06/01/12	8.125	378,000
750	Inn of the Mountain Gods, Global Senior Notes (Callable 03/31/08 @ $106.00)§	(B, B3)	11/15/10	12.000	750,000
1,450	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B-, B3)	06/15/14	9.750	1,283,250
525	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/08 @ $102.38)	(B+, B2)	10/15/10	9.500	471,187
900	Majestic Star Casino LLC, Global Senior Unsecured Notes (Callable 10/15/08 @ $104.88)§	(CCC, Caa2)	01/15/11	9.750	544,500
1,275	Mashantucket Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)‡	(BB+, Ba1)	11/15/15	8.500	1,217,625
250	MGM Mirage, Inc., Company Guaranteed Notes	(BB, Ba2)	04/01/16	6.875	232,500
1,000	MGM Mirage, Inc., Company Guaranteed Notes§	(BB, Ba2)	06/01/16	7.500	965,000
1,425	MGM Mirage, Inc., Company Guaranteed Notes	(BB, Ba2)	01/15/17	7.625	1,389,375
175	MGM Mirage, Inc., Global Company Guaranteed Notes	(BB, Ba2)	04/01/13	6.750	167,563
1,725	Tropicana Entertainment LLC., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)§	(CCC+, Caa3)	12/15/14	9.625	1,052,250
1,250	Trump Entertainment Resorts, Inc., Secured Notes (Callable 06/01/10 @ $104.25)	(B, Caa1)	06/01/15	8.500	906,250
775	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Notes (Callable 09/15/10 @ $104.56)‡	(B+, B1)	09/15/14	9.125	759,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Gaming
$400	Wynn Las Vegas LLC, Global First Mortgage Notes (Callable 12/01/09 @ $103.31)§	(BBB-, Ba2)	12/01/14	6.625	$387,500
					13,488,625
Gas Distribution (1.9%)
500	Amerigas Partners LP, Senior Unsecured	(NR, B1)	05/20/15	7.250	496,250
1,625	El Paso Performance-Link, Rule 144A, Notes‡	(BB, Ba3)	07/15/11	7.750	1,679,376
825	Inergy LP/Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	845,625
700	Williams Partners LP, Global Senior Unsecured Notes§	(B+, Ba3)	02/01/17	7.250	728,000
					3,749,251
Health Services (9.6%)
1,215	Bausch & Lomb, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/11 @ $104.94)‡	(B-, Caa1)	11/01/15	9.875	1,236,263
1,875	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	1,971,094
1,300	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	01/15/15	6.375	1,114,750
4,575	HCA, Inc., Global Senior Unsecured Notes§	(B-, Caa1)	02/15/16	6.500	3,905,906
1,050	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	02/15/13	6.250	942,375
1,275	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)§	(CCC+, Caa1)	06/15/16	10.750	1,335,562
850	Iasis Healthcare/Capital Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.38)§	(CCC+, B3)	06/15/14	8.750	854,250
800	Senior Housing Properties Trust, Senior Notes	(BB+, Ba1)	01/15/12	8.625	852,000
750	Stewart Enterprises, Inc., Global Senior Notes (Callable 02/15/09 @ $103.13)	(B+, Ba3)	02/15/13	6.250	705,000
2,750	Tenet Healthcare Corp., Global Senior Notes	(CCC+, Caa1)	07/01/14	9.875	2,640,000
500	Tenet Healthcare Corp., Global Senior Notes#	(CCC+, Caa1)	02/01/15	9.250	462,500
500	Universal Hospital Services, Inc., Global Secured Notes (Callable 06/01/09 @ $102.00)#	(B+, B3)	06/01/15	8.288	477,500
325	Universal Hospital Services, Inc., Global Secured Notes (Callable 06/01/11 @ $104.25)#	(B+, B3)	06/01/15	8.500	329,875
1,600	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)§	(CCC+, Caa1)	10/01/14	9.000	1,524,000
1,025	Varietal Distribution, Rule 144A, Senior Notes (Callable 07/15/11 @ $105.13)‡	(CCC+, Caa1)	07/15/15	10.250	963,500
					19,314,575
Healthcare Services (1.0%)
1,925	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B-, B3)	07/15/15	8.875	1,946,656
Hotels (0.6%)
350	Host Hotels & Resorts LP, Global Secured Notes (Callable 11/01/10 @ $103.44)§	(BB, Ba1)	11/01/14	6.875	345,625
975	Host Marriott LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB, Ba1)	06/01/16	6.750	943,313
					1,288,938
Household & Leisure Products (1.0%)
1,000	ALH Finance LLC/ALH Finance Corp., Global Senior Subordinated Notes (Callable 01/15/09 @ 104.25)	(CCC, B3)	01/15/13	8.500	935,000
500	Ames True Temper, Inc., Global Company Guaranteed Notes (Callable 01/15/08 @ $101.50)#	(CCC+, Caa1)	01/15/12	8.258	407,500
1,400	Ames True Temper, Inc., Global Senior Subordinated Notes (Callable 07/15/08 @ $105.00)§	(CCC-, Caa3)	07/15/12	10.000	679,000
					2,021,500
Industrial (0.4%)
1,075	WMG Acquisition Corp., Global Senior Subordinated Notes (Callable 04/15/09 @ $103.69)	(B, B2)	04/15/14	7.375	843,875
Leisure (0.9%)
500	Bluegreen Corp., Series B, Company Guaranteed Notes	(B-, B3)	04/01/08	10.500	503,125
875	Six Flags, Inc., Global Senior Notes (Callable 02/01/08 @ $101.48)§	(CCC-, Caa2)	02/01/10	8.875	645,313

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Leisure
$175	Six Flags, Inc., Global Senior Notes (Callable 04/15/08 @ $104.88)§	(CCC-, Caa2)	04/15/13	9.750	$119,875
900	Six Flags, Inc., Global Senior Notes (Callable 06/01/09 @ $104.81)	(CCC-, Caa2)	06/01/14	9.625	605,250
					1,873,563
Machinery (0.6%)
875	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	853,125
450	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)§	(B+, Ba3)	11/15/17	8.000	444,375
					1,297,500
Media (0.0%)
35	American Media Operations, Inc., Series B, Rlue 144A, Global Company Guaranteed Notes (Callable 03/28/08 @ $100.00)‡	(CCC, Caa2)	05/01/09	10.250	26,500
Media - Broadcast (3.9%)
700	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 03/31/08 @ $103.88)	(B-, B1)	12/15/12	7.750	701,750
1,325	Barrington Broadcasting, Global Company Guaranteed Notes (Callable 08/15/10 @ 105.25)	(CCC+, B3)	08/15/14	10.500	1,318,375
925	CMP Susquehanna Corp., Global Company Guaranteed Notes (Callable 05/15/10 @ $104.94)§	(CCC, Caa1)	05/15/14	9.875	642,875
475	Fisher Communications, Inc., Global Senior Notes (Callable 09/15/09 @ $104.31)	(B-, B2)	09/15/14	8.625	482,125
1,375	ION Media Networks, Inc., Rule 144A, Secured Notes (Callable 03/31/08 @ $102.00)‡#	(CCC-, Caa1)	01/15/13	10.508	1,192,813
925	Local TV Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/11 @ $104.63)‡	(CCC+, Caa1)	06/15/15	9.250	814,000
1,625	Univision Communications, Inc., Rule 144A, Senior Notes (Callable 03/15/11 @ $104.88)‡	(CCC+, B3)	03/15/15	9.750	1,222,812
600	XM Satellite Radio, Inc., Global Company Guaranteed Notes (Callable 05/01/08 @ $102.00)#	(CCC, Caa1)	05/01/13	9.411	516,000
1,525	Young Broadcasting, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.38)	(CCC-, Caa2)	01/15/14	8.750	1,044,625
					7,935,375
Media - Cable (6.3%)
1,875	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/09 @ $104.69)	(CCC+, Caa1)	01/15/14	9.375	1,696,875
1,650	CCH I Holdings LLC, Global Company Guaranteed Notes (Callable 03/27/08 @ $100.00)§	(CCC, Caa3)	04/01/14	9.920	841,500
2,675	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)§	(CCC, Caa2)	10/01/15	11.000	1,929,344
1,600	CCH II LLC, Series B, Global Senior Unsecured Notes (Callable 09/15/08 @ $105.13)	(CCC, Caa1)	09/15/10	10.250	1,516,000
792	Charter Communications Holdings LLC, Senior Discount Notes (Callable 03/27/08 @ $100.00)§#	(CCC, Ca)	04/01/11	9.920	498,960
1,275	CSC Holdings, Inc., Global Senior Unsecured Notes	(B+, B2)	04/15/12	6.750	1,214,437
1,150	CSC Holdings, Inc., Series B, Senior Unsecured Notes§	(B+, B2)	04/01/11	7.625	1,144,250
1,100	DirecTV Holdings/Finance, Global Senior Notes (Callable 03/15/08 @ $104.19)	(BB-, Ba3)	03/15/13	8.375	1,142,625
1,150	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	1,125,562
775	Mediacom Broadband LLC, Global Senior Notes (Callable 10/15/10 @ $104.25)§	(B-, B3)	10/15/15	8.500	639,375
825	Mediacom LLC/Capital Corp., Senior Notes (Callable 2/15/08 @ $100.00)	(B-, B3)	02/15/11	7.875	740,438
150	Mediacom LLC/Capital Corp., Senior Unsecured Notes (Callable 01/15/09 @ $100.00)	(B-, B3)	01/15/13	9.500	134,625
					12,623,991
Metals & Mining - Excluding Steel (2.8%)
225	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)	(B-, B3)	12/15/14	9.000	176,625
1,100	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)	(B-, Caa1)	12/15/16	10.000	778,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Metals & Mining - Excluding Steel
$850	Alpha Natural Resources LLC, Global Company Guaranteed Notes (Callable 06/01/08 @ $105.00)#	(B-, B3)	06/01/12	10.000	$877,625
775	Freeport - McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BB, Ba3)	04/01/15	8.250	814,719
1,075	Freeport - McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)§	(BB, Ba3)	04/01/17	8.375	1,144,875
482	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 03/27/08 @ $103.42)	(B, B2)	02/15/12	10.250	501,280
1,700	Noranda Aluminum Acquisition, Rule 144A, Senior Unsecured Notes (Callable 05/15/08 @ $102.00)‡#	(CCC+, B3)	05/15/15	8.738	1,300,500
					5,593,874
Multi-Line Insurance (0.4%)
800	MBIA Insurance Corp., Rule 144A, Subordinated Notes (Callable 01/15/13 @ $100.00)‡§#	(AA, Aa2)	01/15/33	14.000	748,795
Non-Food & Drug Retailers (5.5%)
1,589	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $105.44)	(CCC+, Caa1)	02/15/12	10.875	1,580,761
900	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B, B3)	03/15/17	7.625	733,500
1,350	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)§	(B, Caa1)	10/15/12	12.000	1,221,750
690	Claire’s Stores, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/11 @ $104.81)‡§	(CCC+, Caa1)	06/01/15	9.625	389,850
850	GameStop Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00)	(BB, Ba3)	10/01/12	8.000	886,125
505	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00)§	(CCC, B2)	11/01/14	10.000	451,975
1,120	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69)§	(CCC, Caa1)	11/01/16	11.375	912,800
1,585	Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(B, B3)	10/15/15	10.375	1,585,000
1,000	PCA LLC/PCA Finance Corp., Global Company Guaranteed Notesø	(NR, NR)	08/01/09	11.875	57,500
600	SGS International, Inc., Rule 144A, Global Senior Subordinated Notes (Callable 12/15/09 @ $106.00)‡	(B-, B3)	12/15/13	12.000	597,750
863	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B, B3)	12/15/13	10.625	888,890
600	Susser Holdings LLC, Rule 144A, Senior Notes (Callable 12/15/09 @ $105.31)‡	(B, B3)	12/15/13	10.625	618,000
100	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(CCC+, B3)	02/15/15	8.500	86,000
1,225	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/12 @ $104.88)§	(CCC+, Caa1)	02/15/17	9.750	1,004,500
					11,014,401
Office Equipment (0.5%)
550	IKON Office Solutions, Inc., Global Senior Notes (Callable 09/15/10 @ $103.88)	(BB, Ba3)	09/15/15	7.750	561,000
475	IKON Office Solutions, Inc., Rule 144A, Senior Unsecured (Callable 03/27/08 @ 100.00)‡#	(BB, Ba3)	01/01/12	9.926	471,438
					1,032,438
Oil Field Equipment & Services (0.4%)
825	Bristow Group, Inc., Rule 144A, Senior Notes (Callable 09/15/12 @ $103.75)‡	(BB, Ba2)	09/15/17	7.500	837,375
Packaging (3.3%)
400	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B, B3)	11/01/16	8.250	408,000
850	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)	(CCC+, Caa2)	03/01/16	10.250	641,750
955	Berry Plastics Holding Corp., Global Secured Notes (Callable 09/15/10 @ $104.44)	(B, B3)	09/15/14	8.875	852,338

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Packaging
$1,625	Constar International, Inc., Senior Subordinated Notes (Callable 03/27/08 @ $105.50)	(CCC, Caa2)	12/01/12	11.000	$1,100,937
325	Crown Cork & Seal Co., Inc., Debentures Notes (Callable 04/15/08 @ $101.91)	(B, B2)	04/15/23	8.000	306,313
50	Graham Packaging Company, Inc., Global Company Guaranteed Notes (Callable 10/15/08 @ $104.25)	(CCC+, Caa1)	10/15/12	8.500	44,250
1,225	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)	(CCC+, Caa1)	10/15/14	9.875	1,041,250
200	Owens-Brockway Glass Containers, Inc., Rule 144A, Senior Notes (Callable 05/15/08 @ $104.13)‡	(B, B3)	05/15/13	8.250	208,000
700	Pliant Corp., Global Company Guaranteed Notes (Callable 03/31/08 @ $105.56)§	(CCC, Caa1)	09/01/09	11.125	572,250
1	Pliant Corp., Global Senior Secured Notes (Callable 03/31/08 @ $108.72)	(B, NR)	06/15/09	11.625	661
1,825	Solo Cup Co., Global Senior Subordinated Notes (Callable 02/15/09 @ $104.25)§	(CCC-, Caa2)	02/15/14	8.500	1,501,062
					6,676,811
Printing & Publishing (4.6%)
975	American Media Operations, Inc., Series B, Global Company Guaranteed Notes (Callable 03/07/08 @ $100.00)§	(CCC-, Caa2)	05/01/09	10.250	728,812
700	Dex Media, Inc., Global Discount Notes (Callable 11/15/08 @ $104.50)+	(B, B2)	11/15/13	0.000	624,750
1,500	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00)§	(B+, B2)	11/15/16	8.000	1,350,000
2,425	R.H. Donnelley Corp., Global Senior Unsecured Notes (Callable 01/15/09 @ $103.44)	(B, B3)	01/15/13	6.875	2,049,125
750	R.H. Donnelley Corp., Rule 144A, Senior Notes (Callable 10/15/12 @ $104.44)‡	(B, B3)	10/15/17	8.875	639,375
900	R.H. Donnelley Corp., Series A-2, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)	(B, B3)	01/15/13	6.875	760,500
250	R.H. Donnelley Corp., Series A-3, Global Senior Notes (Callable 01/15/11 @ $104.44)	(B, B3)	01/15/16	8.875	215,625
1,400	Reader’s Digest Association, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/12 @ $104.50)‡§	(CCC+, Caa1)	02/15/17	9.000	1,088,500
1,300	TL Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa1)	01/15/15	10.500	1,189,500
635	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)§	(B-, B3)	03/01/15	8.250	530,225
					9,176,412
Restaurants (0.5%)
920	Buffets, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $106.25) ø	(CCC, Caa3)	11/01/14	12.500	64,400
775	Denny’s Corp., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00)	(B-, B3)	10/01/12	10.000	732,375
425	OSI Restaurant Partners, Inc., Rule 144A, Senior Notes (Callable 06/15/11 @ $105.00)‡§#	(CCC+, Caa1)	06/15/15	10.000	269,875
					1,066,650
Software (0.8%)
1,875	First Data Corp., Rule 144A, Company Guaranteed Notes (Callable 09/30/11 @ $104.94)‡	(B-, B3)	09/24/15	9.875	1,661,719
Software/Services (2.0%)
2,775	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)§	(B-, Caa1)	08/15/15	10.250	2,788,875
1,150	Unisys Corp., Senior Unsubordinated Notes (Callable 01/15/12 @ $106.25)	(B+, B2)	01/15/16	12.500	1,137,062
					3,925,937
Steel Producers/Products (2.4%)
1,325	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $102.58)	(BB-, B1)	06/15/12	7.750	1,325,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Steel Producers/Products
$1,150	PNA Group, Inc., Global Senior Unsecured Notes (Callable 09/01/11 @ $105.38)	(B-, B3)	09/01/16	10.750	$1,040,750
400	PNA Intermediate Holding Corp., Rule 144A, Senior Notes (Callable 02/15/08 @ $102.00)‡#	(B-, Caa1)	02/15/13	11.869	364,000
1,275	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.62)	(B-, B3)	02/15/14	11.250	1,262,250
775	Ryerson, Inc., Senior Notes	(B+, B2)	11/01/15	12.000	732,375
					4,724,375
Support-Services (6.8%)
1,250	Allied Security Escrow Corp., Global Senior Subordinated Notes (Callable 07/15/08 @ $105.69)	(CCC+, Caa1)	07/15/11	11.375	1,134,375
300	ARAMARK Corp., Global Company Guaranteed Notes#	(B-, B3)	02/01/15	8.411	270,000
925	ARAMARK Corp., Global Company Guaranteed Notes (Callable 02/01/11 @ $104.25)	(B-, B3)	02/01/15	8.500	925,000
400	Ashtead Capital, Inc., Rule 144A, Notes (Callable 08/15/11 @ $104.50)‡§	(B, B1)	08/15/16	9.000	336,000
150	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/10 @ $104.38)	(CCC+, B2)	06/01/14	8.750	145,125
1,075	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/11 @ $105.13)	(CCC+, Caa1)	06/01/16	10.250	1,029,312
500	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)	(B, B1)	01/01/14	8.875	485,000
600	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/11 @ $105.25)§	(B, B2)	01/01/16	10.500	579,750
750	Iron Mountain, Inc., Company Guaranteed Notes (Callable 04/01/08 @ $101.44)	(B, B3)	04/01/13	8.625	761,250
200	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/08 @ $103.31)	(B, B3)	01/01/16	6.625	191,500
1,500	Johnsondiversey Holdings, Inc., Global Discount Notes (Callable 05/15/08 @ $103.56)	(CCC+, Caa1)	05/15/13	10.670	1,477,500
775	Kar Holdings, Inc., Rule 144A, Senior Notes (Callable 05/01/10 @ $104.38)‡	(CCC, B3)	05/01/14	8.750	693,625
675	Kar Holdings, Inc., Rule 144A, Senior Subordinated Notes (Callable 04/01/11 @ $105.00)‡	(CCC, Caa1)	05/01/15	10.000	567,000
1,050	Mobile Services Group, Inc., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.88)	(B-, B3)	08/01/14	9.750	897,750
1,110	Neff Corp., Global Company Guaranteed Notes (Callable 06/01/11 @ $105.00)§	(B-, Caa2)	06/01/15	10.000	532,800
1,125	Rental Service Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.75)	(B-, Caa1)	12/01/14	9.500	959,062
1,875	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)§	(CCC+, Caa1)	09/01/16	11.875	1,790,625
425	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02//15/08 @ $103.25)	(B+, B1)	02/15/12	6.500	393,125
725	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.50)§	(B, B3)	02/15/14	7.000	585,438
					13,754,237
Telecom - Fixed Line (1.5%)
2,225	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $102.00)#	(CCC+, Caa1)	02/15/15	9.150	1,668,750
450	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $106.13)§	(CCC+, Caa1)	03/15/13	12.250	439,313
50	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(CCC+, Caa1)	11/01/14	9.250	43,250
775	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)§	(CCC+, B3)	02/15/14	9.250	778,875
					2,930,188
Telecom - Integrated/Services (3.9%)
1,550	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19)	(B-, B2)	01/15/14	8.375	1,488,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Telecom - Integrated/Services
$700	Hawaiian Telcom Communications, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/10 @ $106.25)§	(CCC, Caa1)	05/01/15	12.500	$626,500
1,100	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B-, B1)	04/15/14	9.500	1,094,500
900	Paetec Holding Corp.,Series WI, Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)	(CCC+, Caa1)	07/15/15	9.500	843,750
2,250	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)§	(BB, Ba3)	02/15/14	7.500	2,238,750
350	Windstream Corp., Global Company Guaranteed Notes	(BB-, Ba3)	08/01/13	8.125	360,500
125	Windstream Corp., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.50)	(BB-, Ba3)	03/15/19	7.000	117,812
1,100	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB-, Ba3)	08/01/16	8.625	1,144,000
					7,913,812
Telecom - Wireless (1.5%)
675	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC+, B2)	06/15/13	10.125	693,563
1,025	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(CCC, Caa1)	11/01/14	9.375	937,875
675	Rural Cellular Corp., Global Senior Subordinated Notes (Callable 06/01/08 @ $102.00)#	(CCC, Caa2)	06/01/13	8.124	685,125
650	SunCom Wireless Holdings, Inc., Global Company Guaranteed Notes (Callable 06/01/08 @ $104.25)	(CCC, Caa2)	06/01/13	8.500	672,750
					2,989,313
Textiles & Apparel (0.6%)
1,300	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B+, B2)	01/15/15	9.750	1,270,750
Theaters & Entertainment (0.7%)
1,675	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+, B2)	03/01/14	8.000	1,478,188
TOTAL U.S. CORPORATE BONDS (Cost $290,611,678)					263,924,728

FOREIGN CORPORATE BONDS (13.6%)
Building Materials (0.1%)
1,000	Maax Corp., Global Senior Subordinated Notes (Callable 06/15/08 @ $104.88) (Canada)§	(NR, Ca)	06/15/12	9.750	270,000
Chemicals (1.2%)
1,850	Basell AF SCA, Rule 144A, Company Guaranteed Notes (Callable 08/15/10 @ $104.19) (Luxembourg)‡	(B-, B3)	08/15/15	8.375	1,406,000
1,350	Ineos Group Holdings PLC, Rule 144A, Company Guaranteed Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(B-, B3)	02/15/16	8.500	1,059,750
					2,465,750
Electronics (2.1%)
450	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/09 @ $105.06) (Singapore)§#	(BB-, B2)	12/01/13	10.125	470,250
775	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)	(B, Caa1)	12/01/15	11.875	813,750
1,000	New Asat, Ltd., Global Company Guaranteed Notes (Callable 02/01/08 @ $104.63) (Cayman Islands)	(CCC-, Caa1)	02/01/11	9.250	800,000
2,050	NXP BV/NXP Funding LLC, Global Company Guaranteed Notes (Callable 10/15/11 @ $104.75) (Netherlands)§	(B-, B3)	10/15/15	9.500	1,796,312
350	NXP BV/NXP Funding LLC, Global Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)§	(BB, Ba3)	10/15/14	7.875	322,438
					4,202,750
Energy - Exploration & Production (0.4%)
875	OPTI Canada, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.13) (Canada)‡	(BB+, B1)	12/15/14	8.250	861,875

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN CORPORATE BONDS
Forestry & Paper (1.2%)
$600	Abitibi-Consolidated, Inc., Global Notes (Canada)§	(B, B3)	06/15/11	7.750	$460,500
500	Abitibi-Consolidated, Inc., Yankee Senior Notes (Canada)§	(B, B3)	04/01/15	8.375	356,250
850	Bowater Canada Finance Corp., Global Company Guaranteed Notes (Canada)	(B, B3)	11/15/11	7.950	665,125
1,000	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B, B2)	04/01/15	7.750	925,000
					2,406,875
Leisure (0.6%)
1,175	NCL Corp., Global Senior Notes (Callable 07/15/09 @ $105.31) (Bermuda)#	(CCC+, B3)	07/15/14	10.625	1,192,625
Media - Cable (1.0%)
150	NTL Cable PLC, Global Senior Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B-, B2)	08/15/16	9.125	136,500
675	Unity Media GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(B-, Caa2)	02/15/15	10.125	976,918
500	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 04/15/09 @ $104.88) (United Kingdom)	(B-, B2)	04/15/14	9.750	867,265
					1,980,683
Media - Diversified (0.3%)
725	Quebecor Media, Inc., Rule 144A, Notes (Canada)‡	(B, B2)	03/15/16	7.750	676,063
Oil Refining & Marketing (0.6%)
875	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/11 @ $103.38) (Bermuda)‡	(BB-, B1)	05/01/14	6.750	805,000
400	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/12 @ $103.50) (Bermuda)‡	(BB-, B1)	05/01/17	7.000	365,000
					1,170,000
Pharmaceuticals (0.4%)
775	Elan Finance PLC, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B, B3)	12/01/13	8.875	744,000
150	Elan Finance PLC, Global Company Guaranteed Notes (Callable 11/15/08 @ $103.88) (Ireland)	(B, B3)	11/15/11	7.750	141,750
					885,750
Support-Services (0.7%)
1,000	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡	(B, B1)	08/01/15	8.625	825,000
525	Carlson Wagonlit BV, Rule 144A, Senior Notes (Callable 11/01/08 @ $102.00) (Netherlands)‡#	(B-, B2)	05/01/15	10.357	664,604
					1,489,604
Telecom - Integrated/Services (3.1%)
1,550	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	1,588,750
550	Hellas II, Rule 144A, Subordinated Notes (Callable 03/24/08 @ $102.00) (Luxembourg)‡#	(CCC+, Caa1)	01/15/15	10.008	448,250
900	Intelsat Bermuda, Ltd., Global Company Guaranteed (Callable 02/7/08 @ $102.00) (Bermuda)#	(B, Caa1)	01/15/15	7.581	904,500
450	Intelsat Bermuda, Ltd., Global Senior Unsecured Notes (Bermuda)	(B-, Caa3)	11/01/13	6.500	299,250
2,200	Intelsat, Ltd., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.62) (Bermuda)	(B-, Caa2)	06/15/16	11.250	2,211,000
650	Nordic Telephone Co. Holdings, Rule 144A, Senior Notes (Callable 05/01/11 @ $104.44) (Denmark)‡	(B, B2)	05/01/16	8.875	663,000
					6,114,750
Telecom - Wireless (0.5%)
1,175	MetroPCS Wireless, Inc., Global Senior Unsecured Notes (Callable 11/01/10 @ $104.63)	(CCC, Caa1)	11/01/14	9.250	1,086,875

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN CORPORATE BONDS
Telecommunication Equipment (0.4%)
$850	Nortel Networks, Ltd., Global Company Guaranteed Notes (Canada)#	(B-, B3)	07/15/11	8.508	$794,750
Textiles & Apparel (0.1%)
75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)‡	(CCC, B3)	11/15/12	9.875	83,284
Transportation - Excluding Air/Rail (0.9%)
1,725	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/08 @ $104.25) (Bermuda)	(B+, B1)	12/15/13	8.500	1,737,937
TOTAL FOREIGN CORPORATE BONDS (Cost $30,399,802)					27,419,571

Number of Shares

COMMON STOCKS (0.4%)
Automobile Parts & Equipment (0.0%)
774,557	Cambridge Industries Liquidating Trust*^				0
Chemicals (0.1%)
4,893	Huntsman Corp.				118,606
Electric - Integrated (0.2%)
14,950	Mirant Corp.*				550,758
Steel Producers/Products (0.1%)
8,414	WCI Steel Acquisition, Inc.*				193,522
TOTAL COMMON STOCKS (Cost $531,967)					862,886

WARRANTS (0.0%)
Electronics (0.0%)
204,293	Viasystems, Inc., strike price $25.31, expires 01/31/10*^				2,043
Telecom - Fixed Line (0.0%)
3,000	Versatel Telecom International NV, strike price $2.81, expires 05/15/08*				535
TOTAL WARRANTS (Cost $3,772,613)					2,578

SHORT-TERM INVESTMENTS (42.1%)
83,076,495	State Street Navigator Prime Portfolio§§				83,076,495

Par (000)

$1,557	State Street Bank and Trust Co. Euro Time Deposit		02/01/08	1.850	1,557,000

TOTAL SHORT-TERM INVESTMENTS (Cost $84,633,495)					84,633,495

TOTAL INVESTMENTS AT VALUE (187.4%) (Cost $409,949,555)					376,843,258

LIABILITIES IN EXCESS OF OTHER ASSETS (-87.4%)					(175,769,412)

NET ASSETS (100.0%)					$201,073,846

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contract	Expiration Date	Foreign Currency To Be Purchased/(Sold)	Contract Amount	Contract Value	Unrealized Gain (Loss)
European Economic Unit	4/10/08	€(1,305,000)	$(1,920,438)	$(1,928,035)	$(7,597)

INVESTMENT ABBREVIATIONS
NR= Not Rated
†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2008, these securities amounted to a value of $39,477,810 or 19.6% of net assets.

+	Step Bond — The interest rate stated is as of January 31, 2008 and will reset at a future date.
ø	Bond is currently in default.
*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
#	Variable rate obligations — The interest rate shown is the rate as of January 31, 2008.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (“Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. At January 31, 2008, the Fund held 0.09% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Trustees with an aggregate cost of $149,578 and fair value of $191,144. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Federal Income Tax Cost - At January 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $409,949,555, $1,966,073, $(35,072,370) and $(33,106,297), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	March 28, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 28, 2008